Godfrey & Kahn, S.C.
                                780 North Water Street
                              Milwaukee, Wisconsin 53202
                                    (414) 273-3500




                                  February 14, 1996


           VIA EDGAR

           Securities and Exchange Commission
           450 5th Street, N.W.
           Washington, D.C.  20549

                     Re: O.R.I. Funds, Inc. (the "Fund") (Registration Nos. 33-70590; 811-8088)

           Gentlemen:

                     On behalf of the Fund, in lieu of filing ten copies of the Fund's currently effective Prospectus and ten copies of its Statement of Additional Information pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the "Act"), we are hereby providing you with notice in accordance with Rule 497(j) of the Act, that (1) the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in the most recent amendment to the Fund's Registration Statement (i.e., Post-Effective Amendment No. 4), and (2) the text of the most recent amendment to the Fund's Registration Statement has been filed electronically.

                     Please do not hesitate to contact me if you have any questions regarding this letter.

                                         Very truly yours,

                                         GODFREY & KAHN, S.C.

                                         /s/ Pamela M. Krill

                                         Pamela M. Krill
           PMK/jk
           Attachment

           cc:  Samuel Wegbreit
                Carol A. Gehl